Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded Investment With no related allowance recorded	$ 720	$ 2,804
Unpaid Principal Balance With no related allowance recorded	1,338	3,223
Average Recorded Investment With no related allowance recorded	3,194	4,201
Interest Income Recognized With no related allowance recorded	54	65
Recorded Investment With an allowance recorded	5,219	1,697
Unpaid Principal Balance With an allowance recorded	5,286	2,183
Related Allowance	700	431
Average Recorded Investment With an allowance recorded	2,072	1,575
Interest Income Recognized With an allowance recorded	45	6
Recorded Investment	5,939	4,501
Unpaid Principal Balance	6,624	5,406
Average Recorded Investment	5,266	5,776
Interest Income Recognized	99	71
Agricultural
Recorded Investment With no related allowance recorded	94
Unpaid Principal Balance With no related allowance recorded	441
Average Recorded Investment With no related allowance recorded	19	45
Interest Income Recognized With no related allowance recorded
Recorded Investment With an allowance recorded	72
Unpaid Principal Balance With an allowance recorded	72
Related Allowance	1
Average Recorded Investment With an allowance recorded	14
Interest Income Recognized With an allowance recorded	1
Recorded Investment	166
Unpaid Principal Balance	513
Average Recorded Investment	33	45
Interest Income Recognized	1
Commercial and Industrial
Recorded Investment With no related allowance recorded	49	102
Unpaid Principal Balance With no related allowance recorded	49	105
Average Recorded Investment With no related allowance recorded	223	167
Interest Income Recognized With no related allowance recorded	6
Recorded Investment With an allowance recorded	149	61
Unpaid Principal Balance With an allowance recorded	169	63
Related Allowance	112	7
Average Recorded Investment With an allowance recorded	112	85
Interest Income Recognized With an allowance recorded
Recorded Investment	198	163
Unpaid Principal Balance	218	168
Average Recorded Investment	335	252
Interest Income Recognized	6
Consumer
Recorded Investment With no related allowance recorded
Unpaid Principal Balance With no related allowance recorded
Average Recorded Investment With no related allowance recorded
Interest Income Recognized With no related allowance recorded
Recorded Investment With an allowance recorded	32
Unpaid Principal Balance With an allowance recorded	32
Related Allowance
Average Recorded Investment With an allowance recorded	6
Interest Income Recognized With an allowance recorded
Recorded Investment	32
Unpaid Principal Balance	32
Average Recorded Investment	6
Interest Income Recognized
Commercial Real Estate
Recorded Investment With no related allowance recorded	577	1,122
Unpaid Principal Balance With no related allowance recorded	848	1,538
Average Recorded Investment With no related allowance recorded	1,586	2,369
Interest Income Recognized With no related allowance recorded		15
Recorded Investment With an allowance recorded	3,146	1,636
Unpaid Principal Balance With an allowance recorded	3,193	2,120
Related Allowance	449	424
Average Recorded Investment With an allowance recorded	1,576	1,490
Interest Income Recognized With an allowance recorded	24	6
Recorded Investment	3,723	2,758
Unpaid Principal Balance	4,041	3,658
Average Recorded Investment	3,162	3,859
Interest Income Recognized	24	21
Residential Real Estate
Recorded Investment With no related allowance recorded		1,580
Unpaid Principal Balance With no related allowance recorded		1,580
Average Recorded Investment With no related allowance recorded	1,366	1,620
Interest Income Recognized With no related allowance recorded	48	50
Recorded Investment With an allowance recorded	1,820
Unpaid Principal Balance With an allowance recorded	1,820
Related Allowance	138
Average Recorded Investment With an allowance recorded	364
Interest Income Recognized With an allowance recorded	20
Recorded Investment	1,820	1,580
Unpaid Principal Balance	1,820	1,580
Average Recorded Investment	1,730	1,620
Interest Income Recognized	$ 68	$ 50